Summary of significant accounting policies (Property, Plant and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2014
Servers, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years